Condensed Consolidating Statements of Income and Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Condensed Income Statements, Captions [Line Items]
Net revenues	$ 338,533	$ 302,477
Direct advertising expenses	128,725	113,232
General and administrative expenses	66,790	59,206
Corporate expenses	16,026	15,391
Depreciation and amortization	51,489	49,230
Gain on disposition of assets	(11,327)	(1,836)
Operating income	86,830	67,254
Income before income tax expense	53,621	42,724
Income tax expense (benefit)	2,307	2,008
Net income (loss)	51,314	40,716
Statement of Comprehensive Income
Net income (loss)	51,314	40,716
Total other comprehensive income (loss), net of tax	1,468	(1,610)
Total comprehensive income (loss)	52,782	39,106
LAMAR MEDIA CORP [Member]
Condensed Income Statements, Captions [Line Items]
Net revenues	338,533	302,477
Direct advertising expenses	128,725	113,232
General and administrative expenses	66,790	59,206
Corporate expenses	15,933	15,303
Depreciation and amortization	51,489	49,230
Gain on disposition of assets	(11,327)	(1,836)
Operating income	86,923	67,342
Interest expense (income), net	30,067	24,530
Other expenses	3,142
Income before income tax expense	53,714	42,812
Income tax expense (benefit)	2,307	2,008
Net income (loss)	51,407	40,804
Statement of Comprehensive Income
Net income (loss)	51,407	40,804
Total other comprehensive income (loss), net of tax	1,468	(1,610)
Total comprehensive income (loss)	52,875	39,194
LAMAR MEDIA CORP [Member] | Lamar Media [Member]
Condensed Income Statements, Captions [Line Items]
Equity in (earnings) loss of subsidiaries	(84,610)	(65,334)
Interest expense (income), net	30,061	24,530
Other expenses	3,142
Income before income tax expense	51,407	40,804
Net income (loss)	51,407	40,804
Statement of Comprehensive Income
Net income (loss)	51,407	40,804
Total comprehensive income (loss)	51,407	40,804
LAMAR MEDIA CORP [Member] | Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net revenues	327,578	292,582
Direct advertising expenses	121,889	107,282
General and administrative expenses	63,999	57,162
Corporate expenses	15,648	15,038
Depreciation and amortization	49,689	47,274
Gain on disposition of assets	(11,560)	(1,836)
Operating income	87,913	67,662
Interest expense (income), net	(1)	(2)
Income before income tax expense	87,914	67,664
Income tax expense (benefit)	1,926	2,019
Net income (loss)	85,988	65,645
Statement of Comprehensive Income
Net income (loss)	85,988	65,645
Total comprehensive income (loss)	85,988	65,645
LAMAR MEDIA CORP [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net revenues	11,835	10,541
Direct advertising expenses	7,396	6,343
General and administrative expenses	2,791	2,044
Corporate expenses	285	265
Depreciation and amortization	1,800	1,956
Gain on disposition of assets	233
Operating income	(670)	(67)
Interest expense (income), net	327	255
Other expenses	0
Income before income tax expense	(997)	(322)
Income tax expense (benefit)	381	(11)
Net income (loss)	(1,378)	(311)
Statement of Comprehensive Income
Net income (loss)	(1,378)	(311)
Total other comprehensive income (loss), net of tax	1,468	(1,610)
Total comprehensive income (loss)	90	(1,921)
LAMAR MEDIA CORP [Member] | Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Net revenues	(880)	(646)
Direct advertising expenses	(560)	(393)
Operating income	(320)	(253)
Equity in (earnings) loss of subsidiaries	84,610	65,334
Interest expense (income), net	(320)	(253)
Income before income tax expense	(84,610)	(65,334)
Net income (loss)	(84,610)	(65,334)
Statement of Comprehensive Income
Net income (loss)	(84,610)	(65,334)
Total comprehensive income (loss)	$ (84,610)	$ (64,334)